Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 22,312	$ 5,892
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for bad debts	265	283
Provision for obsolete inventory	1,483	0
Depreciation and amortization	7,238	7,668
Change in fair value of warrant liability	(7,626)	0
Deferred income taxes	4,513	496
Changes in operating assets and liabilities:
Receivables	(20,891)	(13,297)
Deferred income taxes	98	(21)
Inventories	(6,143)	(5,229)
Prepaid expenses	646	(903)
Other assets	1,002	(119)
Accounts payable and accrued expenses	(11,216)	2,677
Taxes payable	1,151	(626)
Labor liabilities	(16)	(31)
Accrued liabilities and provisions	(598)	40
Related parties	375	0
Advances from customers	18,141	(4,113)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	10,734	(7,283)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments	3,222	3,451
Proceeds from sale of property and equipment	0	13,793
Cash acquired from Andina Acquisition Corporation	3	0
Purchase of investments	(107)	(1,278)
Acquisition of property and equipment	(20,001)	(25,938)
Restricted cash	(3,746)	0
CASH USED IN INVESTING ACTIVITIES	(20,629)	(9,972)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt	21,237	57,767
Repayments of debt	(12,865)	(48,590)
CASH PROVIDED BY FINANCING ACTIVITIES	8,372	9,177
Effect of exchange rate changes on cash and cash equivalents	2,254	5,650
NET INCREASE (DECREASE) IN CASH	731	(2,428)
CASH — Beginning of year	2,135	4,563
CASH — End of year	2,866	2,135
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for Interest	7,303	5,555
Cash paid during the year for Taxes	4,183	2,441
NON-CASH INVESTING AND FINANCING ACTIVITES:
Assets acquired under capital lease	$ 17,686	$ 7,163